Summary of Significant Accounting Policies (Tables)	5 Months Ended
Sep. 30, 2020
Schedule Of Earnings Per Share Basic And Diluted [Abstract]
Summary of Basic and Diluted Loss per Share of Common Stock

The Company’s net loss is adjusted for the portion of income (loss) that is attributable to Class A common stock subject to redemption, as these shares only participate in the earnings of the Trust Account and not the income or losses of the Company. Accordingly, basic and diluted loss per common share is calculated as follows:

	For The Three Months Ended September 30, 2020	For The Period From April 17, 2020 (inception) through September 30, 2020
Net loss	$(1,462,589)	$(1,525,451)
Less: Income attributable to Class A ordinary shares subject to possible redemption	24,183	—
Adjusted net loss	$(1,438,406)	$(1,525,451)
Weighted average ordinary shares outstanding, basic and diluted	7,053,922	6,248,452
Basic and diluted net loss per ordinary share	$(0.20)	$(0.24)